Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Entity Registrant Name	SILICOM LTD.
Entity Central Index Key	0000916793
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2